Derivative Instruments and Financial Risk Management	12 Months Ended
Mar. 31, 2017
Derivative Instruments And Hedging Activities Disclosure [Abstract]
Derivative Instruments and Financial Risk Management

NOTE 10: — DERIVATIVE INSTRUMENTS AND FINANCIAL RISK MANAGEMENT

The Company’s operations are exposed to market risks from changes in interest rates and currency exchange rates.  Exposure to these risks is managed through normal operating and financing activities and, when appropriate, through derivative instruments.

a.	Interest rates:

The Company managed its risk to fluctuating interest rates by using interest rate swaps to convert its floating rate debt into fixed rate obligations.  These interest rate swaps were not designated as hedges for accounting purposes and changes in the fair value of these instruments are reflected in earnings.  The Company does not have any interest rate swaps in place as of March 31, 2017.

In September 2005, the Company entered into a mortgage agreement for its New York facility and concurrently entered into an interest rate swap with the intention to mitigate the variable mortgage interest rate risk by effectively establishing the mortgage rate at a fixed rate of 6.16%.  In December 2015, the Company repaid the full outstanding balance of the mortgage and interest rate swap.  The Company recorded a net loss of $0, ($6) and ($150) within financial income, net for the years ended March 31, 2017, 2016 and 2015, respectively.  These amounts include an unrealized gain of $147 for the year ended March 31, 2015, and in the years ended March 31, 2017 and March 31, 2016, there were realized gains of $0 and $180, respectively.

b.	Currency exchange rates:

The Company managed its exposure to debt obligations denominated in currencies other than its functional currency by opportunistically using cross-currency swaps to convert its foreign currency debt payments into its functional currency.  The Company does not have any cross-currency swaps in place as of March 31, 2017.

The following table sets forth the annual rate of inflation, the devaluation (appreciation) rate of the NIS and the Canadian dollar against the U.S. dollar and the exchange rates between the U.S. dollar and each of the NIS and the Canadian dollar at the end of the year indicated:

			Rate of Devaluation
			(Appreciation)		Rate of Exchange of
	Rate of Inflation		Against U.S. Dollar		U.S. Dollar
Period ended	Israel (1)	Canada (2)	Israel (1)	Canada (2)	Israel (1)	Canada (2)
3/31/2016	(0.71%)	1.27%	(5.28%)	2.36%	3.77	1.30
3/31/2017	0.92%	1.56%	(3.71%)	2.31%	3.63	1.33

(1)	Per Bank of Israel
(2)	Per Bank of Canada

In November 2003, the Company entered into loan agreements to borrow, in Israel, NIS 210,800 for an eleven-year term at an annual interest rate of 5.8%.  At the same time, the Company entered into a USD/NIS, five-year, CPI-adjusted currency swap.  This swap matured on November 28, 2008, and was replaced on the maturity date by a USD/NIS, CPI-adjusted, 6-year currency swap.  In accordance with this swap agreement, the Company received NIS 201,270 in 6 annual payments (equivalent of the remaining debt balance as of November 28, 2008), which was linked to the CPI plus additional interest equal to 5.8% of the outstanding NIS balance.  The Company was required to pay $51,344 plus a fixed rate of 6.59%.  These loans and the related swap matured in November 2014 and were retired.  The Company recorded a net loss of $0, $0 and ($1,117) within financial income, net for the years ended March 31, 2017, 2016 and 2015, respectively, related to its swap arrangements.

In October 2011, the Company began entering into separate forward contracts to offset the variability of our cash flows in U.S. dollars due to changes in the NIS and the Canadian dollar which had its last settlement in the year ended March 31, 2016.  In April 2016, the Company began entering into separate forward contracts to purchase the NIS and the Canadian dollar on a monthly basis at agreed upon spot rates to hedge the variability of cash flows in U.S. dollars due to changes in the respective exchange rates.  At March 31, 2017, the forward contracts to purchase the NIS are for a total amount of $30,417, at a weighted-average forward rate of 3.68 NIS per U.S. dollar, which are settled in 17 monthly installments of $2,083 for the first five (5) months and $1,667 for the remaining 12 months.  The Company recorded a net gain (loss) of $618, $813 and ($4,590) for the years ended March 31, 2017, 2016 and 2015, respectively, for the contracts to purchase the Shekel.

The forward contracts to purchase the Canadian dollar are for a total amount of $69,510, at a weighted-average forward rate of 1.28 Canadian dollars per U.S. dollar, which are settled in 17 monthly installments of approximately $5,180 for the first five months, $4,200 for one month, $3,700 for six months and $3,450 for the remaining five months.  The Company recorded a net (loss) gain of ($3,236), $3,413 and ($901), for the years ended March 31, 2017, 2016 and 2015, respectively, for the contracts to purchase the Canadian dollar.

There is no collateral for these hedges.